Financial Instruments Measured at Fair Value and Concentrations of Credit Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair value of financing leases		$ 14.5
Short-term investments	$ 0.0
Unrealized commodity derivative losses from hedging contracts sold	0.0
Corporate Debt Securities [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Other financial instruments	$ 0.0